Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)			¥ 78
CEA Development Co., Ltd. and its subsidiaries [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 81	¥ 98	71
CEA Development Co., Ltd. and its subsidiaries [member] | Automobile Maintenance Service, Aircraft Maintenance, Providing Transportation Automobile and Other Products [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	4	13	13
CEA Development Co., Ltd. and its subsidiaries [member] | Property Management and Green Maintenance Expenses [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	195	205	102
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	122	134	127
CEA Development Co., Ltd. and its subsidiaries [member] | Lease payments for special vehicle and equipment
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	37	21
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	50	56	60
Eastern Aviation Import & Export Co., Ltd. [member] | Handling Charges for Purchase of Aircraft, Flight Equipment, Flight Equipment Spare Parts, Other Property, Plant and Flight Equipment and Repairs for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	132	142	165
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	0	49	142
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	1,180	1,762	2,394
Shanghai Technologies Aerospace Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	184	221	344
Wheels & Brakes [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	45	144	129
Shanghai Hute Aviation Technology Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	116	88	74
Eastern Aviation Advertising Service Co., Ltd. [member] | Payments on cabin cleaning services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	9	22	20
Eastern Aviation Advertising Service Co., Ltd. [member] | Advertising Expense [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	26	29	19
Eastern Aviation Advertising Service Co., Ltd. [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	14	15	14
China Kaiya [member] | Payments on system services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	18	16	21
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	33	45	60
Travelsky technology limited [member] | Civil Aviation Information Network Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	552	753	646
CASC [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	107	143	189
CAE Melbourne Flight Training Pty Ltd. [member] | Flight Training Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	41	70	75
AFK [member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	221	537	425
AFK [member] | Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	105	593	728
AFK [member] | Flight equipment spare parts maintenance and support services [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	10	19	2
China Eastern Air Holding Company [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	812	1,471	1,317
China Eastern Air Holding Company [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	32	27	13
China Eastern Air Holding Company [member] | Lease payments for land and buildings [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	36	40	33
Eastern Logistics [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	115	53
Eastern Logistics [member] | Bellyhold space management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)			32
Eastern Logistics [member] | Bellyhold Space Operation Cost [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	0	310	246
Eastern Logistics [member] | Transfer of the Pilots [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	0	11	24
Eastern Logistics [member] | Cargo Terminal Business Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	286	481	348
Eastern Logistics [member] | Bellyhold Container Management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	13	11
Eastern Logistics [member] | Contractual revenue from Bellyhold Space [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	0	3,826	2,795
Eastern Logistics [member] | Freight logistics support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	185	135	126
Eastern Logistics [member] | Software system and support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	5	4	42
Eastern Logistics [member] | Transfer of freight depots and equipment [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)			28
Eastern Logistics [member] | Exclusive operation transportation in relation to the passenger aircraft cargo business [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	4,895
Eastern Air Finance [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	5	5
Eastern Air Finance [member] | Interest Income on Deposits [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	24	15	26
Juneyao Air [Member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2	2
Juneyao Air [Member] | Flight equipment spare parts maintenance and support services [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	35	41
Juneyao Air [Member] | Transfer of pilots [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	22
Juneyao Air [Member] | Aviation Transportation Cooperation Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	14	11
Eastern Investments [Member] | Payments on construction and and management agent [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	14	18
Eastern Investments [Member] | Lease payments for land and buildings [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	98	83
Shanghai Airlines Co., Ltd. [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	10	23
XIESA [Member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	67	2
CES Lease Company [Member] | Settlements of Lease Liabilities on Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	6,667	¥ 5,779	¥ 3,984
CAE Melbourne [Member] | Interest income on loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	1
Eastern Air Catering | Rental income for land and buildings under short- term leases
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 15